Sales and Other Operating Revenue - Transitional Arrangements (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales and Other Operating Revenue	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Contract with Customer, Timing of Satisfaction of Performance Obligation and Payment		We have entered into contractual arrangements where we license proprietary technology to customers related to the optimization process for operating LNG plants. The agreements typically provide for negotiated payments to be made at stated milestones. The payments are not directly related to our performance under the contract and are recorded as deferred revenue to be recognized as revenue when the customer can utilize and benefit from their right to use the license. Payments are received in installments over the construction period.
Accounting Standards Update 2014-09 [Member]
Sales and Other Operating Revenue		$ 26,106,000,000	$ 28,098,000,000	$ 20,525,000,000

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.